Borrowings - Disclosure of Effective Interest Rates (Details) - Effective Interest Rate	Jun. 30, 2019	Jun. 30, 2018
R1 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Interest rate	10.10%	10.20%
R2 billion facility
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	0.00%
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%	0.00%
US$250 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	4.20%
US$350 million facility
Disclosure of detailed information about borrowings [line items]
Interest rate	5.60%	4.80%
US$200 million bridge loan
Disclosure of detailed information about borrowings [line items]
Interest rate	5.10%	4.50%